U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

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     1.   Name and address of issuer:

          UAM Funds Trust
          One International Place
          Boston, Massachusetts 02110
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     2.   Name of each series or class of funds for which this notice is filed:

          Number of Additional Pages: 1
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     3.   Investment Company Act File Number:  811-8544

          Securities Act File Number:  33-79858
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     4.   Last day of fiscal year for which this notice is filed:

          April 30, 1997
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     5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]




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     6.   Date  of  termination of issuer's declaration under  rule  24f-
          2(a)(1), if applicable (see Instruction A.6):

          None
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     7.   Number  and  amount of securities of the same class  or  series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          None
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     8.   Number  and amount of securities registered during  the  fiscal year other than pursuant to rule 24f-2:

          None
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     9.   Number  and aggregate sale price of securities sold during  the fiscal year:

          The number and aggregate sale price of securities sold during the fiscal year were 9,474,545 and $99,257,912, respectively.
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

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          The number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2 were 9,474,545 and $99,257,912, respectively.
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     11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          The  number and aggregate sale price of securities issued  during the fiscal year in connection with dividend reinvestment plans were 331,212 and $3,468,679, respectively.
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     12.  Calculation of registration fee:

          (i)   Aggregate sale price  of
                securities sold during the fiscal
                year in reliance on rule 24f-2
                (from Item 10):                       $         99,257,912
                                                      --------------------

         (ii)   Aggregate price  of
                shares issued in connection
                with dividend  reinvestment
                plans (from Item 11, if applicable):  +          3,468,679
                                                      --------------------

        (iii)   Aggregate  price  of
                shares redeemed or repurchased
                during the  fiscal  year
                (if applicable):                      -         17,150,148
                                                      --------------------

         (iv)   Aggregate price  of
                shares redeemed or repurchased
                and previously applied as a
                reduction to filing fees pursuant
                to rule 24e-2 (if applicable):        +                  0
                                                      ---------------------

          (v)   Net aggregate price  of
                securities sold and issued
                during the fiscal year in
                reliance on rule 24f-2
                [line (i), plus line (ii)
                less line  (iii), plus line
                (iv))] (if applicable):               $         85,576,443
                                                      --------------------

         (vi)   Multiplier  prescribed
                by Section 6(b) of the Securities
                Act  of  1933 or  other
                applicable law or regulation
                (see Instruction C.6):                x          1/33 of 1%
                                                      --------------------

        (vii)   Fee due [line (i) or line
                (v) multiplied by line (vi)]:         $           25,932.26
                                                      =====================

Instruction:  Issuers should complete line  (ii),  (iii), (iv), and (v)
              only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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     13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a).

                                                        [ X ]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: June 26, 1997
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                             SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

          By (Signature and Title)*   /s/  Karl O. Hartmann
                                      ---------------------------------------
                                      Karl O. Hartmann, Assistant Secretary

Date June 26, 1997
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* Please print the name and title of the signing officer below the signature.
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